BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Details 1) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) Integer	Dec. 31, 2022 USD ($) Integer	Dec. 31, 2021 USD ($) Integer
Balances And Transactions With Related Parties
Salary to those employed by the Company or on its behalf | $		$ 762	$ 885
Directors’ fees to those not employed by the Company or on its behalf | $	$ 411	$ 280	$ 148
Number of individuals to whom the salary and benefits relate:
Related and interested parties employed by the Company or on its behalf		3	3
Directors not employed by the Company	8	5	5
Total benefits to interested and related parties	8	8	8